Feb. 27, 2026
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | American High-Income Municipal Bond Fund® (Class A, C, T, F1, F2, F3)

4. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” section of the summary and statutory prospectuses for American High-Income Municipal Bond Fund are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	A	C	T	F-1	F-2	F-3
Management fees[1]	0.28%	0.28%	0.28%	0.28%	0.28%	0.28%
Distribution and/or service (12b-1) fees	0.30	1.00	0.25	0.25	none	none
Other expenses	0.09	0.09	0.09	0.16	0.15	0.04
Total annual fund operating expenses	0.67	1.37	0.62	0.69	0.43	0.32
[1]	Restated to reflect current fees.

Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$ 441	$239	$312	$70	$44	$33		1 year	$139
3 years	581	434	444	221	138	103		3 years	434
5 years	734	750	587	384	241	180		5 years	750
10 years	1,178	1,454	1,005	859	542	406		10 years	1,454

For the share class listed to the right, you would pay the following if you did not redeem your shares:
Share class:	A	C	T	F-1	F-2	F-3	For the share class listed to the right, you would pay the following if you did not redeem your shares:	Share class:	C
1 year	$ 441	$239	$312	$70	$44	$33		1 year	$139
3 years	581	434	444	221	138	103		3 years	434
5 years	734	750	587	384	241	180		5 years	750
10 years	1,178	1,454	1,005	859	542	406		10 years	1,454

Keep this supplement with your summary and statutory prospectuses.
American Funds Short-Term Tax-Exempt Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®
The Tax-Exempt Fund of California®
American Funds Tax-Exempt Fund of New York®

Prospectus Supplement

March 1, 2026

(for the most recent summary and statutory prospectuses)